GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Oct. 27, 2013
GOODWILL AND INTANGIBLE ASSETS
Schedule of changes in the carrying amount of goodwill

(in thousands)	Grocery Products	Refrigerated Foods	JOTS	Specialty Foods	International & Other	Total
Balance as of October 30, 2011	$ 123,316	$ 96,652	$ 203,214	$ 207,028	$ 674	$ 630,884
Goodwill acquired	–	(9)	–	–	–	(9)
Balance as of October 28, 2012	$ 123,316	$ 96,643	$ 203,214	$ 207,028	$ 674	$ 630,875
Goodwill acquired	199,626	–	–	–	103,971	303,597
Balance as of October 27, 2013	$ 322,942	$ 96,643	$ 203,214	$ 207,028	$ 104,645	$ 934,472

Schedule of gross carrying amount and accumulated amortization for definite-lived intangible assets

	October 27, 2013			October 28, 2012
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Weighted- Avg Life (in Years)	Gross Carrying Amount	Accumulated Amortization	Weighted- Avg Life (in Years)
Customer lists/relationships	$43,340	$(14,719)	11.0	$22,148	$(14,684)	10.9
Formulas & recipes	17,854	(13,824)	8.8	17,854	(11,686)	8.8
Proprietary software & technology	14,820	(12,024)	10.2	22,000	(17,319)	9.3
Other intangibles	9,386	(7,999)	7.7	13,586	(10,686)	7.9
Total	$85,400	$(48,566)	10.1	$75,588	$(54,375)	9.4

Schedule of estimated annual amortization expense
2014	$8,654
2015	5,474
2016	3,349
2017	2,918
2018	2,676

Schedule of carrying amounts for indefinite-lived intangible assets
(in thousands)	October 27, 2013	October 28, 2012
Brand/tradename/trademarks	$ 333,275	$ 93,875
Other intangibles	7,984	7,984
Total	$ 341,259	$101,859